Note 16 - Fair Value Measurement of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Major US Plans [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	$ 3,793	$ 4,160
Major US Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	7	51
Major US Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	382	442
Major US Plans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	58	69
Major US Plans [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	3,346	3,598
Major US Plans [Member] | Cash and Cash Equivalents [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	34	115
Major US Plans [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	2	1
Major US Plans [Member] | Cash and Cash Equivalents [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	32	114
Major US Plans [Member] | Equity Securities [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	571	632
Major US Plans [Member] | Equity Securities [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	571	632
Major US Plans [Member] | Government Bonds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	924	989
Major US Plans [Member] | Government Bonds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	924	989
Major US Plans [Member] | Investment Grade Bonds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	382	442
Major US Plans [Member] | Investment Grade Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	382	442
Major US Plans [Member] | Real Estate [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	130	139
Major US Plans [Member] | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	34	41
Major US Plans [Member] | Real Estate [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	96	98
Major US Plans [Member] | Global Balanced Asset Allocation Funds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	492	587
Major US Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	492	587
Major US Plans [Member] | Absolute Return [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	487	426
Major US Plans [Member] | Absolute Return [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	487	426
Major US Plans [Member] | Private Equity Funds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	768	780
Major US Plans [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	24	28
Major US Plans [Member] | Private Equity Funds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	744	752
Major US Plans [Member] | Derivatives with Unrealized Gains [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	5	50
Major US Plans [Member] | Derivatives with Unrealized Gains [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	5	50
Major Non-U.S. Plans [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	728	795
Major Non-U.S. Plans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	5	7
Major Non-U.S. Plans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	407	431
Major Non-U.S. Plans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets		69	$ 101
Major Non-U.S. Plans [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	316	357
Major Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	21	36
Major Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	5	4
Major Non-U.S. Plans [Member] | Cash and Cash Equivalents [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	16	32
Major Non-U.S. Plans [Member] | Equity Securities [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	22	46
Major Non-U.S. Plans [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	6	8
Major Non-U.S. Plans [Member] | Equity Securities [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	16	38
Major Non-U.S. Plans [Member] | Government Bonds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	156	153
Major Non-U.S. Plans [Member] | Government Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	39	39
Major Non-U.S. Plans [Member] | Government Bonds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	117	114
Major Non-U.S. Plans [Member] | Investment Grade Bonds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	90	37
Major Non-U.S. Plans [Member] | Investment Grade Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	45	37
Major Non-U.S. Plans [Member] | Investment Grade Bonds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	45
Major Non-U.S. Plans [Member] | Real Estate [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	2	2
Major Non-U.S. Plans [Member] | Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	2	2
Major Non-U.S. Plans [Member] | Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets		41	47
Major Non-U.S. Plans [Member] | Global Balanced Asset Allocation Funds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	47	91
Major Non-U.S. Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets		1
Major Non-U.S. Plans [Member] | Global Balanced Asset Allocation Funds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	47	90
Major Non-U.S. Plans [Member] | Absolute Return [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	12	11
Major Non-U.S. Plans [Member] | Absolute Return [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	4	4
Major Non-U.S. Plans [Member] | Absolute Return [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	8	7
Major Non-U.S. Plans [Member] | Private Equity Funds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	61	56
Major Non-U.S. Plans [Member] | Private Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets		28	$ 54
Major Non-U.S. Plans [Member] | Private Equity Funds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	61	56
Major Non-U.S. Plans [Member] | Derivatives with Unrealized Gains [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	2	5
Major Non-U.S. Plans [Member] | Derivatives with Unrealized Gains [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	2	5
Major Non-U.S. Plans [Member] | Inflation Linked Bonds [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	3	9
Major Non-U.S. Plans [Member] | Inflation Linked Bonds [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	3	9
Major Non-U.S. Plans [Member] | Global High Yield and Emerging Market Debt [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	3	11
Major Non-U.S. Plans [Member] | Global High Yield and Emerging Market Debt [Member] | Measured at NAV [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	3	11
Major Non-U.S. Plans [Member] | Insurance Contracts [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	311	340
Major Non-U.S. Plans [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	311	340
Major Non-U.S. Plans [Member] | Derivatives with Unrealized Losses [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	(2)	(2)
Major Non-U.S. Plans [Member] | Derivatives with Unrealized Losses [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurement Of Plan Assets [Line Items]
Fair Value of Plan Assets	$ (2)	$ (2)